INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS, NET
Schedule of intangible assets

As of December 31, 2015	Gross Carrying Amount	Accumulated Amortization	Net
	$	$	$
Power purchase agreements	71,770	(37)	71,733
Technical know-how	1,528	(1,164)	364
Computer software	14,226	(7,385)	6,841

Total intangible assets, net	87,524	(8,586)	78,938

As of December 31, 2014	Gross Carrying Amount	Accumulated Amortization	Net
	$	$	$
Technical know-how	1,622	(1,130)	492
Computer software	10,715	(4,601)	6,114

Total intangible assets, net	12,337	(5,731)	6,606